Rental Income (Tables)	12 Months Ended
Dec. 31, 2011
Rental Income
Schedule of minimum future rentals on non-cancelable operating leases and subleases of flight equipment

Year Ended	(Dollars in thousands)
2012	$4,090,969
2013	3,584,841
2014	2,899,392
2015	2,180,321
2016	1,570,348
Thereafter	1,700,867